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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               --------------------------------------------------
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY          10105
-----------------------------------------------------        ----------
     (Address of principal executive offices)                (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

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ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of September 30, 2006 is as follows:

                                                                                              NUMBER OF   DIVIDENDS,
                                                                                               SHARES,    INTEREST &
                               %OF                                                           PRINCIPAL/    REALIZED
                            CONTROLLED                                                        NOTIONAL     GAINS AND
                             AFFILIATE  COST(c)(d)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS     AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (a)       OWNED     (000s)      HELD BY CONTROLLED AFFILIATE              (000s)        (000s)       (000s)
--------------------------  ----------  ----------  ---------------------------------------  -----------  -----------  -----------
FIT Capital Trading LLC            100% $   34,600  U.S. Government treasury securities;     $ 3,374,000  $    13,819  $ 3,340,241
                                                    4.82%; sold October 2006

                                                    Repurchase agreements with Goldman       $(3,306,839)     (16,334)  (3,306,839)
                                                    Sachs & Co. and Deutsche Bank;
                                                    5.20%; repaid October 2006

                                                    Cash at custodial account                $     1,198            -        1,198

RESG Acquisition LLC              89.7%          -  Common Stock of RESG MIDL Corp.,                   -        1,255        4,896
                                                    owner of debt and equity interests
                                                    in a portfolio of retail real estate

FIT HUD Acquisition LLC (e)        100%          -  One assisted living facility; sold                 -           25            -
                                                    during 2005

FIT DVI LLC                        100%      4,060  Secured debt of DVI Receivables          $     5,243          791        5,261
                                                    Inc., a medical receivables
                                                    company; 3.60%; due September 2010

FIT CFN Holdings LLC               100%      3,399  53.57% of Green Tree MH Investor                   -           24       87,742
                                                    LLC and related manufactured home
                                                    assets of Green Tree Investment
                                                    Holdings II LLC.

                                           156,714  Note receivable from Green Tree MH       $   152,211       13,661      156,714
                                                    Investor LLC; 12.00%; due June 2013

                                                 -  53.57% of Green Tree HE/HI Investor                -            3       25,136
                                                    LLC and related home equity/home
                                                    improvement assets of Green Tree
                                                    Investment Holdings II LLC.

                                                -   53.57% of Green Tree Residual                      -            -            -
                                                    Investor LLC.

                                             1,281  Note receivable from Green Tree          $     1,281          135        1,336
                                                    Residual Investor LLC; 15.75%; due
                                                    June 2009

                                             2,506  53.57% of Green Tree Investment                    -       27,840          902
                                                    Holdings III, LLC, an insurance
                                                    brokerage business

                                            63,069  Note receivable from Green Tree          $    60,964        6,384       63,069
                                                    Investment Holdings III, LLC;
                                                    14.00%; due June 2013

See notes to consolidated schedule of investments.

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
                                                                                              NUMBER OF   DIVIDENDS,
                                                                                                SHARES,   INTEREST &
                             % OF                                                             PRINCIPAL/  REALIZED
                           CONTROLLED                                                          NOTIONAL   GAINS AND
                            AFFILIATE   COST (c)(d)  NAME OF ISSUE OR NATURE OF INDEBTEDNESS    AMOUNT     LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (a)    OWNED        ($000s)      HELD BY CONTROLLED AFFILIATE             ($000s)     ($000s)      ($000s)
-------------------------  ----------  ------------  ---------------------------------------  ----------  ----------  ----------
FIT Holdings LLC                  100%       17,043  Global Signal Inc., a provider of             4,706      33,543     238,024
                                                     telecommunication rental space,
                                                     common stock (f)

                                                     Brookdale Senior Living, Inc.,               33,228     231,263   1,542,444
                                                     an owner and operator of senior
                                                     living facilities, common stock(f)

                                                     Dividends receivable                     $   13,291           -      13,291

                                                     Mapeley Limited, a British real               7,904      64,392     500,658
                                                     estate operating company, common
                                                     stock (f)

                                                     Restricted cash (f)                      $    1,219         267       1,219

                                                     Margin loan payable; 3-month             $  830,000     (21,319)   (825,967)
                                                     LIBOR + 3.5% and due June 2007

FIT CCRC LLC                      100%          492  Factored accounts receivable             $    1,768         257         895

FIT CP Holdings LLC (e)           100%            -  GP units of Titan Energy                          -       3,219           -
                                                     Partners, LP, a propane
                                                     distribution company (e)

                                                     Common units of Titan Energy                      -       5,648           -
                                                     Partners, LP (e)

                                                     Subordinated units of Titan                       -       5,648           -
                                                     Energy Partners, LP (e)

FIT CP LLC (e)                    100%            -  Notes receivable; variable LIBOR                  -       1,268           -
                                                     + 4.50%; repaid 2006 (e)

FIT Aero Investments Ltd.         100%       35,560  100% of Aerofort Investments LLC                  -           -      35,560
                                                     and 100% of FIT AERO Iceland,
                                                     LTD, lessors of aircraft

                                       ------------                                                       ----------  ----------
                 Total Investments (b) $    318,724                                                       $  371,789  $1,885,780
                                       ============                                                       ==========  ==========

See notes to consolidated schedule of investments.

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FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
SEPTEMBER 30, 2006

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $80.7 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,805.1 million (gross unrealized appreciation of $1,805.7 million and gross unrealized depreciation of $0.6 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been sold.

(f)   These securities serve as collateral for the margin loan.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(l) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey Rosenthal
    ---------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ---------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: November 29, 2006

By: /s/ Jeffrey Rosenthal
    ---------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: November 29, 2006